UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   06-30-03

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-07-03

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              35

Form 13F Information Table Value Total:                          257,642
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                             TITLE OF                         SH/PRN;
      NAME OF ISSUER          CLASS     CUSIP       (X$1000)  PUT/CALL DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                            SOLE  SHARED    NONE
Affiliated Managers Group      Com     008252108     14,636   240,128SH   SOLE      N/A    144,368  0      95,760
Allied Cap Corp New            Com     01903Q108     12,851   556,300SH   SOLE      N/A    341,190  0     215,110
American Capital Strategies    Com     024937104     12,431   496,862SH   SOLE      N/A    310,542  0     186,320
Ambac Finl Group Inc           Com     023139108     10,902   164,554SH   SOLE      N/A    103,444  0      61,110
Arrow Electrs Inc.             Com     042735100      5,228   343,024SH   SOLE      N/A    205,229  0     137,795
Avnet Inc                      Com     053807103      4,259   335,869SH   SOLE      N/A    203,444  0     132,425
Clayton Homes Inc              Com     184190106      5,798   461,990SH   SOLE      N/A    294,970  0     167,020
Countrywide Financial Group    Com     222372104     18,917   271,913SH   SOLE      N/A    160,664  0     111,249
Duratek Inc                    Com     26658Q102      2,388   301,177SH   SOLE      N/A    169,247  0     131,930
Equity Office Properties Tr    Com     294741103      5,345   197,896SH   SOLE      N/A    122,985  0      74,911
Equity Residential          Sh Ben Int 29476L107        572    22,024SH   SOLE      N/A     12,422  0       9,602
Exxon Mobil Corp               Com     30231G102        305     8,480SH   SOLE      N/A      1,600  0       6,880
Gladstone Capital Corp         Com     376535100      6,846   334,280SH   SOLE      N/A    197,614  0     136,666
Intrawest Corporation        Com New   460915200      9,590   727,628SH   SOLE      N/A    435,428  0     292,200
iStar Finl Inc                 Com     45031U101      1,141    31,264SH   SOLE      N/A     22,874  0       8,390
Key Energy Svcs Inc            Com     492914106     10,603   989,076SH   SOLE      N/A    590,610  0     398,466
Kimco Realty Corp              Com     49446R109      8,625   227,564SH   SOLE      N/A    137,477  0      90,087
Level 3 Communications Inc     Com     52729N100     13,799 2,071,870SH   SOLE      N/A   1,234,78  0     837,090
MBIA Inc                       Com     55262C100     12,290   252,097SH   SOLE      N/A    153,529  0      98,568
Mestek Inc                     Com     590829107      1,448    80,443SH   SOLE      N/A     49,456  0      30,987
Nabors Industries Ltd          Shs     G6359F103     10,082   255,041SH   SOLE      N/A    155,739  0      99,302
NCI Building Sys Inc           Com     628852105     11,445   685,312SH   SOLE      N/A    408,168  0     277,144
Natco Group Inc.               Cl A    63227W203        498    72,890SH   SOLE      N/A     50,610  0      22,280
Palm Harbor Homes              Com     696639103      9,044   480,293SH   SOLE      N/A    286,244  0     194,049
Radian Group Inc               Com     750236101     15,898   433,788SH   SOLE      N/A    260,790  0     172,998
Rite Aid Corp                  Com     767754104        136    30,470SH   SOLE      N/A          0  0      30,470
Rouse Co                       Com     779273101     11,737   308,049SH   SOLE      N/A    188,105  0     119,944
SL Green Rlty Corp             Com     78440X101      1,728    49,536SH   SOLE      N/A     31,966  0      17,570
Triad Gty Inc                  Com     895925105     11,490   302,700SH   SOLE      N/A    186,132  0     116,568
Transport Corp of Amer Inc     Com     89385P102        685   123,416SH   SOLE      N/A     79,351  0      44,065
USF Corp                       Com     91729Q101      6,818   252,906SH   SOLE      N/A    151,500  0     101,406
Weatherford International L    Com     G95089101      8,479   202,359SH   SOLE      N/A    123,283  0      79,076
Wells Fargo & Co New           Com     949746101      5,445   108,036SH   SOLE      N/A     67,410  0      40,626
Westport Res Corp New          Com     961418100      3,732   164,039SH   SOLE      N/A    100,284  0      63,755
Westport Res Corp New        Pfd Conv  961418209      2,451    96,880SH   SOLE      N/A     62,030  0      34,850

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